Benefit Plans - Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount Rate	4.42%	5.30%	4.47%
Rate of compensation increase
Expected long-term return on plan assets	7.25%	7.25%	7.50%